Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Affiliate [Abstract]
Schedule of Activity in the Investment in Scisparc U.S Account

The activity in the investment in SciSparc U.S. account was as follows:

Investment accounted for using the equity method
Balance as of January 1, 2024	1,940
Equity losses	(1,186)
Balance as of December 31, 2024	754
Equity losses	(239)
Balance as of December 31, 2025	515

Schedule of Summarized Balance Sheet	Summarized balance sheet of SciSparc U.S.:
	December 31,
	2025	2024
Current assets	243	285
Long-term assets	1,172	1,479
Current liabilities	(364)	(226)
Equity	1,051	1,538

Schedule of Summarized Statement of Operation

Summarized statement of operation of SciSparc U.S.:

	Year ended December 31, 2025	Year ended December 31, 2024	February 22, 2023 – December 31, 2023
Revenues	(856)	(1,306)	(2,137)
Cost of revenues	670	1,461	1,409
Impairment of intangible asset	115	1,344	1,042
General and administrative	416	578	748
Sales and marketing	142	365	468
Taxes on income	-	(21)	22
Net loss	488	2,421	1,552